Leases - Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Maturities Of Lease Liabilities Table [Line Items]
2022	$ 31,950
2023	30,948
2024	30,126
2025	29,325
2026	27,941
Thereafter	107,293
Total lease payments	257,583
Less interest	(69,831)
Present value of lease liabilities	187,752
Less current obligation	(19,315)	$ (17,900)
Long-term obligation at December 31, 2021	168,437	138,478
2022	1,384
2023	778
2024	592
2025	570
2026	423
Thereafter	1,488
Total lease payments	5,235
Less interest	(1,430)
Present value of lease liabilities	3,805
Less current obligation	(1,049)	(1,542)
Long-term obligation at December 31, 2021	$ 2,756	$ 3,607